INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

13.         INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2021	2022
Intangible assets not subject to amortization:
Trademark	7,766	7,841
Intangible assets subject to amortization:
Trademark	711	657
Student base	3,998	4,036
Initial franchise	1,626	1,641
Brand	1,224	1,131
Non-compete agreement	690	638
Customer relationship	94	87
Software and courses	438	413
Contracts	31	29
Total costs	16,578	16,473
Less: accumulated amortization	(3,614)	(4,854)
impairment	(1,865)	(5,328)
Intangible assets, net	11,099	6,291

For the years ended December 31, 2020, 2021 and 2022, amortization expenses for intangible assets recorded were $2,431, $2,493 and $1,622 respectively, of which $1,153, $1,300 and $423 were related to discontinued operations for the years ended December 31, 2020, 2021 and 2022, respectively.

For the years ended December 31, 2020, 2021 and 2022, the Group recorded impairment loss for for the intangible assets of $1,720, $nil and $3,505 respectively, of which $nil, $nil and $nil were related to discontinued operations for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2022, the estimated amortization expenses related to intangible assets for next five years is expected to be as follows:

Years ending December 31,
2023	79
2024	79
2025	79
2026	79
2027	79
2028 and thereafter	270
Total expected amortization expense	665